1. General information (Details Narrative) R$ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
DisclosureOfGeneralInformationLineItems [Line Items]
Advance from ticket sales		R$ 1,673,987	R$ 1,476,514
Total debt		7,084,467	7,105,667
Proceeds from sale		(106,628)	68,679		R$ 536,444
Deficit of shareholders' equity		(4,505,351)	(3,088,521)		R$ (3,375,934)	R$ (4,337,989)
Negative net working capital		R$ (3,889,721)	(2,424,622)
Percentage position due to depreciation of currencies over assets and liabilities		17.10%				47.00%
Brazilian Federal Public Ministry [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Fines and improvements compliance program			12,000
Brazilian Tax Authorities [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Fines and improvements compliance program			4,200
Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Total debt	R$ 137,500
Debentures [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Total debt		R$ 866,972
Debt instruments issued	R$ 1,025,000
Percentages for new debentures interest of interbank deposit certificate	120.00%
Percentages for reduction in relation to the amortized debt	132.00%
Senior Note [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Debt instruments issued			R$ 887,500
Proceeds from issuance of Senior Notes | $				$ 500
Interest rate			7.10%
Average interest rates			9.80%	9.80%